Investment in Qualified Affordable Housing	12 Months Ended
Dec. 31, 2017
Investments in Qualified Affordable Housing [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
Investment in Qualified Affordable Housing
Park makes certain equity investments in various limited partnerships that sponsor affordable housing projects. The purposes of these investments are to achieve a satisfactory return on capital, help create affordable housing opportunities, and assist the Company to achieve our goals associated with the Community Reinvestment Act.

As permitted by ASU 2014-01, Accounting for Investments in Qualified Affordable Housing Projects, Park has elected the proportional amortization method of accounting. Under the proportional amortization method, amortization expense and tax benefits are recognized through the provision for income taxes.

The table below details the balances of Park’s affordable housing tax credit investments and related unfunded commitments as of December 31, 2017 and 2016.

(In thousands)	December 31, 2017	December 31, 2016
Affordable housing tax credit investments	$49,669	$52,947
Unfunded commitments	14,282	14,282

Commitments are funded when capital calls are made by the general partner. Park expects that the commitments as of December 31, 2017 will be funded between 2018 and 2027.

During the years ended December 31, 2017, 2016 and 2015, Park recognized amortization expense of $10.3 million, $7.3 million and $6.7 million, respectively, which was included within the provision for income taxes. Included in the $10.3 million of amortization expense during the year ended December 31, 2017 was $3.1 million in accelerated amortization as a result of tax reform as discussed in Note 19 - Income Taxes.  This reflects an overall reduction in the total projected tax benefits of the affordable housing tax credit investments as a result of the reduction in the corporate federal income tax rate to 21%. For the years ended December 31, 2017, 2016 and 2015, Park recognized tax credits and other benefits from its affordable housing tax credit investments of $9.4 million, $9.4 million and $8.9 million, respectively.